Financial instruments - Additional information (Detail) £ in Millions	Jun. 30, 2022 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Weighted average growth rate	14.70%
Risk adjusted discount rate	7.70%
0.5 percentage point increase or decrease
Disclosure of detailed information about financial instruments [line items]
Decrease in combined liabilities due to earn out and put option arrangement	£ 8.2
Increase in combined liabilities due to earn out and put option arrangement	8.4
One percentage point increase or decrease
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	8.7
Decrease in combined liabilities due to earn out and put option arrangement	£ 9.0